Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Software copyrights	Dec. 31, 2011 Software copyrights	Jan. 31, 2010 Guodian	Jan. 31, 2010 Guodian Software copyrights
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 3,448	$ 3,432	$ 1,965
Expected amortization expense in year 2013	2,820
Expected amortization expense in year 2014	1,511
Expected amortization expense in year 2015	936
Expected amortization expense in year 2016	457
Expected amortization expense in year 2017	191
Equity method investment ownership percentage						40.00%
Software copyright	$ 20,536	$ 15,765		$ 2,552	$ 925		$ 586
Copyright, useful life							5 years